Submission	Sep. 30, 2026
Submission [Line Items]
Central Index Key	0001385849
Registrant Name	ENERGY FUELS INC
Registration File Number	333-278193
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES